************************* FORM N-PX REPORT **************************
ICA File Number: 811-7440
Reporting Period: 07/01/2006 - 06/30/2007
Dimensional Emerging Markets Value Fund Inc.

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-7440

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
               (Exact name of registrant as specified in charter)

                    1299 Ocean Avenue, Santa Monica, CA 90401
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                                1299 Ocean Avenue
                             Santa Monica, CA 90401
                     (Name and address of agent for service)

                                  310-395-8005
               Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: 07/01/2006 - 06/30/2007

Proxy Voting Report
Date:  07/01/06 to 06/30/07
Account:  Dimensional Emerging Markets Value Fund Inc.

Pursuant to the proxy voting policies adopted by the Fund, the Fund may not seek notice of nor vote proxies on foreign  securities due to the local  restrictions on voting  proxies of certain  foreign  securities.  The Fund also does not vote proxies on foreign  securities if the Fund's investment  advisor determines that the  expected  economic  costs from voting  outweigh  the  anticipated  economic benefit to the Fund associated with voting. Therefore, the Fund did not vote any proxies during the reporting period.

                                   SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant):  Dimensional Emerging Markets Value Fund Inc.

By: /s/ David G. Booth

Name:  David G. Booth
Title:  Chairman, Director, President and Chief Executive Officer

Date:  August 29, 2007